Share-based compensation (Details 2)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Additional disclosures
Share-based compensation expenses | ¥	¥ 9,134,000,000			¥ 4,156,000,000		¥ 3,695,000,000
Employee and non-employee
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized	2 years	2 years
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	163,391,869		163,391,869						163,391,869
Share Incentive Plan | Employee and non-employee | RSU
Share-based compensation
Vesting schedule	4 years	4 years
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	108,269,242	108,269,242		100,831,204	100,831,204	118,496,092	118,496,092
Granted (in shares)	30,069,498	30,069,498		42,621,084	42,621,084	33,202,744	33,202,744
Vested (in shares)	(23,834,466)	(23,834,466)		(20,632,596)	(20,632,596)	(20,423,568)	(20,423,568)
Forfeited or cancelled	(19,395,408)	(19,395,408)		(14,550,450)	(14,550,450)	(30,444,064)	(30,444,064)
Unvested at the end of the year (in shares)	95,108,866	95,108,866		108,269,242	108,269,242	100,831,204	100,831,204	118,496,092
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares		$ 19.62			$ 15.35		$ 15.58
Granted (in dollars per share) | $ / shares		39.93			26.44		14.29
Vested (in dollars per share) | $ / shares		18.89			15.25		14.96
Forfeited or cancelled | $ / shares		21.30			16.13		15.36
Unvested at the end of the year (in dollars per share) | $ / shares		$ 25.89			$ 19.62		$ 15.35	$ 15.58
Additional disclosures
Share-based compensation expenses | ¥	¥ 4,129,000,000			¥ 3,085,000,000		¥ 2,959,000,000
Unrecognized share-based compensation expense related to awards other than options | ¥	7,574,000,000		¥ 7,574,000,000
Total fair value of RSUs vested	6,359,000,000	$ 973,000,000		3,458,000,000	$ 494,000,000	2,126,000,000	$ 313,000,000
Total intrinsic value of RSUs vested	¥ 6,359,000,000	$ 973,000,000		¥ 3,458,000,000	$ 494,000,000	¥ 2,126,000,000	$ 313,000,000
Number of units unvested during the period	95,108,866		95,108,866	108,269,242			100,831,204	118,496,092	95,108,866	108,269,242
Share Incentive Plan | Employee and non-employee | RSU | Performance-based
Number of Shares
Unvested at the beginning of the year (in shares)	9,944	9,944
Unvested at the end of the year (in shares)				9,944	9,944
Additional disclosures
Number of units unvested during the period				9,944						9,944
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	4,907,060	4,907,060		10,224,124	10,224,124	15,747,736	15,747,736
Granted (in shares)	0	0		0	0	0	0
Exercised (in shares)	(1,962,856)	(1,962,856)		(5,073,294)	(5,073,294)	(3,299,962)	(3,299,962)
Forfeited or cancelled	(7,092)	(7,092)		(243,770)	(243,770)	(2,223,650)	(2,223,650)
Outstanding at the end of the year (in shares)	2,937,112	2,937,112		4,907,060	4,907,060	10,224,124	10,224,124	15,747,736
Vested and expected to vest at the end of the year (in shares)	2,917,942		2,917,942						2,917,942
Exercisable at the end of the year (in shares)	2,853,764		2,853,764						2,853,764
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares		$ 6.38			$ 6.39		$ 6.55
Exercised (in dollars per share) | $ / shares		5.49			6.23		5.72
Forfeited or cancelled (in dollars per share) | $ / shares		13.42			10.24		8.52
Outstanding at the end of the year (in dollars per share) | $ / shares		$ 6.95			$ 6.38		$ 6.39	$ 6.55
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares									$ 6.91
Exercisable at the end of the year (in dollars per share) | $ / shares									$ 6.77
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	2 years 10 months 24 days	2 years 10 months 24 days		3 years	3 years	4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days
Vested and expected to vest at the end of the year	2 years 9 months 18 days	2 years 9 months 18 days
Exercisable at the end of the year	2 years 9 months 18 days	2 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars)	¥ 82,000,000		¥ 82,000,000				$ 115,000,000	$ 73,000,000		$ 184,000,000
Vested and expected to vest at the end of the year (in dollars) | ¥	82,000,000		82,000,000
Exercisable at the end of the year (in dollars) | $									$ 81,000,000
Additional disclosures
Total intrinsic value of options exercised	453,000,000	$ 70,000,000		¥ 762,000,000	$ 111,000,000	¥ 220,000,000	32,000,000
Cash received from the exercises of share options	62,000,000	$ 10,000,000		236,000,000	$ 34,000,000	¥ 112,000,000	$ 16,000,000
Cash Receivable From Stock Option Exercises	¥ 491,000		¥ 491,000	¥ 5,000,000					$ 77,000	$ 800,000
Share Incentive Plan | Employee and non-employee | RSUs and options | Service-based
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 7 months 6 days	4 years 7 months 6 days
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	3,325,796	3,325,796
Unvested at the end of the year (in shares)	8,208,616	8,208,616		3,325,796	3,325,796
Additional disclosures
Number of units unvested during the period	8,208,616		8,208,616	3,325,796					8,208,616	3,325,796
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	71,502	71,502
Outstanding at the end of the year (in shares)	167,206	167,206		71,502	71,502
Share Incentive Plan | Year two | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	2 years	2 years
Vesting percentage (as a percent)	50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	6 years	6 years
Vesting percentage (as a percent)	17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	10 years	10 years
Vesting percentage (as a percent)	10.00%	10.00%
Jd Logistics Plan [Member] | Employee and non-employee | RSU
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | (per share)		$ 9,663,953	¥ 35.00
Additional disclosures
Share-based compensation expenses | ¥	¥ 39,000,000
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 174,000,000		¥ 174,000,000
Weighted-average period over which share-based compensation expense is expected to be recognized	3 years 10 months 24 days	3 years 10 months 24 days
Jd Logistics Plan [Member] | Employee and non-employee | Options
Number of share options
Granted (in shares)	30,030,446	30,030,446		224,511,105	224,511,105	83,476,500	83,476,500
Additional disclosures
Share-based compensation expenses | ¥	¥ 1,162,000,000			¥ 640,000,000		¥ 572,000,000
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 6 months	4 years 6 months
JD Health Plan [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)	80,582,712	80,582,712
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares			¥ 112.31
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 10 months 24 days	4 years 10 months 24 days
JD Health Plan [Member] | Employee and non-employee | RSU | Service-based
Additional disclosures
Share-based compensation expenses | ¥	¥ 1,428,000,000
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 2,435,000,000		¥ 2,435,000,000
JD Health Plan [Member] | Employee and non-employee | Options
Number of share options
Granted (in shares)				94,770,812	94,770,812
Jd Property [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)	193,059,698	193,059,698
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | ¥ / shares	¥ 2.42
Additional disclosures
Share-based compensation expenses | ¥	¥ 467,000,000
JD Industry [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)	90,629,636	90,629,636
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares		$ 1.18
Additional disclosures
Share-based compensation expenses | ¥	¥ 684,000,000